                                   FORM N-SAR
                                  ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending: ___/___/____ (a)

         or fiscal year ending:     12 / 31 / 02 (b)
                                    ------------

Is this a transition report? (Y/N)       N
                                    -----------

Is this an amendment to a previous filing? (Y/N)          N
                                                     ----------

Those items or sub-items with a box "[_]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.  Registrant Name:       Retirement Builder Variable Annuity Account

     B.  File Number: 811-07689

     C.  Telephone Number:      319-297-8121


2.   A.  Street:  4333 Edgewood Road N.E.

     B.  City:  Cedar Rapids   C. State: IA   D. Zip Code: 52499   Zip Ext: 0001

     E.  Foreign Country:                         Foreign Postal Code:


3.   Is this the first filing on this form by Registrant? (Y/N)   N
                                                                ----------------


4.   Is this the last filing on this form by Registrant? (Y/N)    N
                                                               -----------------


5.   Is Registrant a small business investment company (SBIC)? (Y/N)       N
                                                                     -----------
     [If answer is "Y" (Yes), complete only items 89 through 110.]


6.   Is Registrant a unit investment trust (UIT)? (Y/N)           Y
                                                        ------------------------
     [If answer if "Y" (Yes), complete only items 111 through 132.]


7.   A.    Is Registrant a series or multiple portfolio company? (Y/N)
                                                                       _________
     [If answer is "N" (No), go to item 8.]


     B. How many separate series or portfolios did Registrant have at the end of the period? ______________________________________________________

                                                         If filing more than one
                                                           Page 49, "X" box: [_]

For period ending   12/31/02
                  --------------------------

File number 811-  07689
                ----------------------------

116.   Family of investment companies information:

       A.  [_] Is Registrant part of a family of investment companies? (Y/N)
                                                                          N
               -----------------------------------------------------------------
                                                                             Y/N

       B. [_]  Identify the family in 10 letters: _ _ _ _ _ _ _ _ _ _

               (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.   A.  [_] Is Registrant a separate account of an insurance
               company? (Y/N)                                             Y
                             ---------------------------------------------------
                                                                             Y/N

       If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

       B.  [_] Variable annuity contracts? (Y/N)                          Y
                                                --------------------------------
                                                                             Y/N

       C.  [_] Scheduled premium variable life contracts? (Y/N)           N
                                                               -----------------
                                                                             Y/N

       D.  [_] Flexible premium variable life contracts? (Y/N)            N
                                                              ------------------
                                                                             Y/N

       E.  [_] Other types of insurance products registered under
               the Securities Act of 1933? (Y/N)                          N
                                                --------------------------------
                                                                             Y/N

118.   [_] State the number of series existing at the end of the
           period that had securities registered under the
           Securities Act of 1933                                         5
                                  ----------------------------------------------

119.   [_] State the number of new series for which registration
           statements under the Securities Act of 1933 became
           effective during the period                                    1
                                       -----------------------------------------

120.   [_] State the total value of the portfolio securities on
           the date of deposit for the new series included in
           item 119 ($000's omitted)                                     $0
                                    --------------------------------------------

121.   [_] State the number of series for which a current
           prospectus was in existence at the end of the period.          5
                                                                 ---------------

122.   [_] State the number of existing series for which
           additional units were registered under the Securities
           Act of 1933 during the current period                          5
                                                 -------------------------------

                                                         If filing more than one
                                                           Page 50, "X" box: [_]

For period ending   12/31/02
                  --------------------------

File number 811-07689
                ----------------------------

123.   [_] State the total value of the additional units considered in
           answering item 122 ($000's) omitted.                         $183,845
                                               ---------------------------------

124.   [_] State the total value of units of prior series that
           were placed in the portfolios of subsequent series
           during the current period (the value of these units is
           to be measured on the date they were placed in the
           subsequent series) ($000's omitted)                          $0
                                              ----------------------------------

125.   [_] State the total dollar amount of sales loads collected
           (before reallowances to other brokers or dealers) by
           Registrant's principal underwriter and any underwriter
           which is an affiliated person of the principal
           underwriter during the current period solely from the
           sale of units of all series of Registrant ($000's
           omitted)                                                     $0
                   -------------------------------------------------------------

126.   [_] Of the amount shown in item 125, state the total
           dollar amount of sales loads collected from secondary
           market operations in Registrant's units (include the
           sales loads, if any, collected on units of a prior
           series placed in the portfolio of a subsequent
           series.) ($000's omitted)                                    $0
                                    --------------------------------------------

127.   [_] List opposite the appropriate description below the
           number of series whose portfolios are invested
           primarily (based upon a percentage of NAV) in each
           type of security shown, the aggregate total assets at
           market value as of the date at or near the end of the
           current period of each such group of series and the
           total income distributions made by each such group of
           series during the current period (excluding
           distributions of realized gains, if any):                    $
                                                    ----------------------------

                                                        Number of                        Total Income
                                                          Series       Total Assets      Distributions
                                                        Investing    ($000's omitted)   ($000's omitted)
                                                        ---------    ----------------   ----------------
A.    U.S. Treasury direct issue                        _________    $_______________   $_______________

B.    U.S. Government agency                            _________    $_______________   $_______________

C.    State and municipal tax-free                      _________    $_______________   $_______________

D.    Public utility debt                               _________    $_______________   $_______________

E.    Brokers or dealers debt or
      debt of brokers' or dealers' parent               _________    $_______________   $_______________

F.    All other corporate intermed. & long-term debt    _________    $_______________   $_______________

G.    All other corporate short-term debt               _________    $_______________   $_______________

H.    Equity securities of brokers or dealers
      or parents of brokers or dealers                  _________    $_______________   $_______________

I.    Investment company equity securities                  5        $ 691,004          $ 11,111
                                                        ---------     ---------------    ---------------

J.    All other equity securities                       _________    $_______________   $_______________

K.    Other securities                                  _________    $_______________   $_______________

L.    Total assets of all series of registrant              5        $ 691,004          $ 11,111
                                                        ---------     ---------------    ---------------

                                                         If filing more than one
                                                           Page 51, "X" box: [_]

For period ending    12/31/02
                  --------------------------

File number 811- 07689
                ----------------------------


128.  [_]  Is the timely payment of principal and interest on any of the portfolio securities held by any of
           Registrant's series at the end of the current period
           insured or guaranteed by an entity other than the
           issuer? (Y/N)                                                  N
                        --------------------------------------------------------
                                                                             Y/N

           [If answer is "N" (No), go to item 131.]

129.  [_]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)_____________________
                                                                             Y/N

           [If answer is "N" (No), go to item 131.]

130.  [_]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)____________________________________________________
                                                                             Y/N

131.  [_]  Total expenses incurred by all series of Registrant
           during the current reporting period ($000's omitted)         $  9,334
                                                               -----------------

132.  [_]  List the "811" (Investment Company Act of 1940)
           registration number for all Series of Registrant that are being included in this filing:

             811-         811-          811-          811-          811-

             811-         811-          811-          811-          811-

             811-         811-          811-          811-          811-

             811-         811-          811-          811-          811-

             811-         811-          811-          811-          811-

             811-         811-          811-          811-          811-

             811-         811-          811-          811-          811-

             811-         811-          811-          811-          811-

             811-         811-          811-          811-          811-

FORM N-SAR -
RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT,
A SEPARATE ACCOUNT OF TRANSAMERICA LIFE INSURANCE COMPANY
FILE NO. 811-7689



This report is signed on behalf of the registrant in the City of Cedar Rapids and the State of Iowa on the 24th day of February, 2003.

                                             TRANSAMERICA LIFE INSURANCE COMPANY

                                             By:        /s/ Ronald L. Ziegler
                                                  ------------------------------
                                                  Ronald L. Ziegler
                                                  Vice President and Actuary

Witness:

    /s/ Frank A. Camp
---------------------------------
Frank A. Camp
Division General Counsel
Financial Markets Group
Transamerica Life Insurance Company